Intangible Assets other than Goodwill (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	$ 90,000	$ 90,000
Accumulated Amortization	(45,985)	(43,175)
Net Book Value	44,015	46,825
Port operating terminal rights [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	53,152	53,152
Accumulated Amortization	(14,833)	(13,835)
Net Book Value	38,319	39,317
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	35,490	35,490
Accumulated Amortization	(24,843)	(23,069)
Net Book Value	10,647	12,421
Total Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition Cost	178,642	178,642
Accumulated Amortization	(85,661)	(80,079)
Net Book Value	$ 92,981	$ 98,563